BUSINESS COMBINATION (Details 6) (Concord [Member], USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Concord [Member]
Business Acquisition [Line Items]
Total revenues	$ 24,237,402	$ 295,966,559	$ 199,341,604
Net income attributable to Hollysys Automation Technologies Ltd.	$ 1,936,780	$ 48,967,621	$ 33,225,194
Net income per share:
Basic (in dollars per share)		$ 0.90	$ 0.65
Diluted (in dollars per share)		$ 0.89	$ 0.64